Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 14 - Subsequent Events

On March 18, 2014 Silicom's Board of Directors declared a dividend of US $1.00 per share payable on April 17, 2014 to shareholders of record as of April 3, 2014, and in the aggregate amount of approximately US $7.2 million for 2013.

Since January 2, 2014 the company's shares have been traded on the NASDAQ Global Select Market (prior thereto they were traded on the NASDAQ Global Market).